General and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2014
Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment

The estimated useful lives used in computing depreciation and amortization of property, plant and equipment are as follows:

Asset	Life
Buildings and structures	3 to 50 years
Machinery and equipment	2 to 20 years

Foreign Currency Translation and Transaction Net Gains or Losses

Foreign currency translation and transaction gains or losses are included in other income (expenses)-other, net and these net gains or losses for each of the years in the three-year period ended March 31, 2014 are as follows:

Yen (millions)
2012	2013	2014
¥ 4,563	¥ 36,794	¥ (6,461)

Shipping and Handling Costs

Shipping and handling costs included in selling, general and administrative expenses for each of the years in the three-year period ended March 31, 2014 are as follows:

Yen (millions)
2012	2013	2014
¥ 155,276	¥160,843	¥180,554